CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2011
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Schedule of activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Beginning balance	$6,412	$342	$1,205
Incurred guarantee benefits	7,171	11,799	10,193
Less: Paid guarantee benefits	3,785	5,729	11,056

Ending balance	$9,798	$6,412	$342

Schedule of account balances of variable annuities with guarantees invested in variable annuity separate accounts

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Equity mutual funds	$3,972,729	$3,149,445
Fixed income mutual funds	2,185,654	1,279,639

Total	$6,158,383	$4,429,084

Schedule of activity in the Company's deferred sales inducement asset

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Deferred asset, beginning of period	$112,147	$116,298	$99,132
Amounts deferred	29,472	25,587	24,506
Amortization	(16,092)	(29,738)	(7,340)

Deferred asset, end of period	$125,527	$112,147	$116,298